Expense Example - LVIP Delaware Limited-Term Diversified Income Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	54	172	303	685	85	269	469	1,047